16. Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	R$ 585,179	R$ 538,687
Accumulated amortization	(317,567)	(283,637)
Net	267,612	255,050	R$ 302,383	R$ 325,076
Land
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	92,979	92,507
Accumulated amortization	0	0
Net	92,979	92,507	92,494	102,708
Buildings
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	79,086	79,013
Accumulated amortization	(38,961)	(36,653)
Net	40,125	42,360	43,262	45,891
Equipment
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	372,872	330,753
Accumulated amortization	(256,786)	(226,950)
Net	116,086	103,803	149,140	162,218
Transportation
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	11,333	10,862
Accumulated amortization	(7,860)	(7,182)
Net	3,473	3,680	4,531	5,692
Furniture and fixtures
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	27,250	24,430
Accumulated amortization	(13,672)	(12,614)
Net	13,578	11,816	11,986	8,418
Other
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	1,659	1,122
Accumulated amortization	(288)	(238)
Net	R$ 1,371	R$ 884	R$ 970	R$ 149